TAXES ON INCOME - Summary of Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 162,180	$ 146,966
Research and development costs carryforward	13,684	16,896
Capital loss carryforward	3,082	2,899
Inventory provision	821	1,006
Accrued expenses	907	849
Property and equipment	719	603
Lease liabilities	6,789	5,305
Other	1,112	1,490
Total deferred tax assets	189,294	176,014
Valuation allowance	(183,522)	(170,647)
Deferred tax liabilities:
Right-of-use assets	(5,770)	(5,335)
Other	(2)	(32)
Total deferred tax liabilities	(5,772)	(5,367)
Net deferred tax	$ 0	$ 0